CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Schedule of cash and cash equivalents and investments

	As of December 31,
Cash and cash equivalents	2023	2022
Cash and Banks (1)	90,968	50,630
Time deposits	35,548	48,933
Mutual funds	13,906	10,103
Government bonds at fair value	19,352	15,059
Total cash and cash equivalents	159,774	124,725

(1) As of December 31, 2023, includes restricted funds for $7,219 million corresponding to the funds to be paid to customers

Investments
Current
Government bonds at fair value	111,339	25,731
Time deposits	12,110	—
Mutual funds	520	343
	123,969	26,074
Non- current
Investments in associates and joint ventures(a)	23,807	20,061
2003 Telecommunications Fund	1	1
	23,808	20,062
Total investments	147,777	46,136
(a)	Information on Investments in associates and joint ventures is detailed below:

Schedule of financial position information of investments in associates

				Percentage
				of capital
				stock owned
	Nature of			and	Valuation as	Valuation as
Companies	relationship	Main activity	Country	voting rights (%)	of 12.31.2023	of 12.31.2022
Ver TV. (1)	Associate	Cable television station	Argentina	49.00	10,493	12,869
TSMA (1) (2) (3)	Associate	Cable television station	Argentina	50.10	3,814	4,836
La Capital Cable (1) (2)	Associate	Closed-circuit television	Argentina	50.00	2,248	2,356
OPH (4)	Joint venture	Holding	USA	50.00	7,252	—
Total					23,807	20,061
(1)	Data about the issuer arises from extra-accounting information.
(2)	Direct and indirect interest.
(3)	Despite owning a percentage higher than a 50% of interest, the Company does not have the control in accordance with the requirements of IFRS Accounting Standards. See Note 3.d.3.1).
(4)	During April 2023, the Company has acquired a 50% shareholding in OPH. See Note 28.b).

Schedule of Earning Information In Associates and Joint Venture

	Years ended December 31,
	2023	2022	2021
Ver TV	(1,772)	1,286	1,894
TSMA	(825)	847	467
La Capital Cable	327	417	37
OPH	382	—	—
Total	(1,888)	2,550	2,398

Schedule of changes in assets/liabilities components

	December 31,
Net (increase) decrease in assets	2023	2022	2021
Trade receivables	(177,962)	(102,951)	(80,732)
Other receivables	(89,842)	(70,363)	(32,860)
Inventories	(20,870)	(7,318)	8,691
	(288,674)	(180,632)	(104,901)
Net increase (decrease) in liabilities
Trade payables	338,257	172,342	69,827
Salaries and social security payables	72,461	58,990	60,120
Other taxes payables	43,974	(36,242)	(17,647)
Other liabilities and provisions	18,029	(1,878)	(5,767)
	472,721	193,212	106,533

Schedule of main financing activities components

	December 31,
	2023	2022	2021
Bank overdrafts	58,006	—	61,606
Notes	263,859	70,104	251,885
Bank and other financial entities loans	65,991	189,068	67,090
Loans for purchase of equipment	313	6,194	8,953
Total proceeds from borrowings	388,169	265,366	389,534
Bank overdrafts	—	(3,647)	—
Notes	(109,562)	(305)	(119,633)
Bank and other financial entities loans	(104,108)	(188,059)	(163,800)
Loans for purchase of equipment	(14,882)	(20,721)	(21,662)
Total payment of borrowings	(228,552)	(212,732)	(305,095)
Bank overdrafts	(38,250)	(26,186)	(19,398)
Notes	(35,093)	(50,847)	(64,306)
Bank and other financial entities loans	(90,545)	(59,205)	(62,359)
By DFI, and loans for purchase of equipment	(18,967)	(7,670)	(16,610)
Total payment of interest and related expenses	(182,855)	(143,908)	(162,673)

Schedule of main non-cash operating transactions

	December 31,
	2023	2022	2021
PP&E and intangible assets acquisition financed with accounts payable	138,230	85,674	125,011
Right of use assets acquisition owed	85,619	65,386	110,123
Dividends payment made with investments not considered as cash and cash equivalents (See “Dividends paid”)	104,445	140,937	242,761
Trade payables cancelled with borrowings	34,104	33,433	49,364
Trade receivables cancelled with government bonds	—	2,090	14,284
Social security payables cancelled with government bonds	—	—	7,981
Joint ventures acquisition cancelled with government bonds	547	—	—
Debt for acquisition of companies and joint ventures	3,927	1,896	—
Indemnification assets	—	280	—
Other receivables offset with income tax liabilities	—	—	861

Schedule of cash dividends from the Company, its subsidiaries and associates companies

		Distributed amount			Dividends collected
				Current currency		Current currency
	Paying	Distribution	Currency of the	as of December 31,	Collection	as of December 31,
Year	Company	month	transaction date	2023	month	2023
2023	Ver TV	March, 2023	130	332	April, 2023	306
	Ver TV	November, 2023	217	272	November, 2023	272
	La Capital Cable	April, 2023	200	435	May, 2023	429
	TSMA	July, 2023	101	197	July, 2023	197
				1,236		1,204
2022	Ver TV	January, 2022	104	607	January, 2022	607
	TSMA	January, 2022	28	159	January, 2022	159
	La Capital Cable	September, 2022	343	1,253	October, 2022	1,149
				2,019		1,915
2021	Ver TV	January, 2021	110	928	January, 2021	928
	TSMA	January, 2021	57	492	January, 2021	492
				1,420		1,420

			Distributed amount
				Current currency		Dividends paid in
	Paying		Currency of the	as of December 31,		current currency
Year	company	Distribution month	transaction date	2023	Payment month	as of December 31, 2023
2023	Núcleo	August, 2023	2,326	4,020	August, 2023	4,020
						4,020
2022	Núcleo	April, 2022	804	3,957	May, 2022 / August, 2022	3,827
						3,827
2021	Núcleo	April, 2021	650	5,060	May, 2021/ October, 2021	4,512
						4,512

Schedule of distribution of non-cash dividends

		Distributed amount
		Currency of the	Current currency as of
Year	Government Bonds and Nominal Value	transaction date	December 31, 2023
2023 (1)	2030 Global Bonds: US$411,214,954	47,701	104,445
2022 (2)	2030 Global Bonds: US$411,145,986 2035 Global Bonds 2035: US$103,854,014	31,634	140,937
2021(3)	2030 Global Bonds: US$370,386,472 2035 Global Bonds 2035: US$186,621,565	35,068	242,761

(1)	Pursuant to the powers delegated by the shareholders of Telecom Argentina at the Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2023, on May 3, 2023, the Board resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends.
(2)	Pursuant to the powers delegated by Telecom Argentina’s Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2022, on June 2, 2022 the Board resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends.
(3)	The General Extraordinary Shareholders’ Meeting of Telecom Argentina held on August 11, 2021 resolved to partially reverse the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” to distribute as non-cash dividends.